Cover	Jun. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2026
Entity File Number	001-35455
Entity Registrant Name	SSR Mining Inc.
Entity Central Index Key	0000921638
Entity Tax Identification Number	98-0211014
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	6900 E. Layton Ave.
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(303)
Local Phone Number	292-1299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares without par value
Trading Symbol	SSRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false